Share-based payment plans - Valuation assumptions (Details) - € / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)	0.00%	0.00%	0.00%
Risk–free interest rate (%)		0.00%	0.00%
Assumed annual lapse rate of awards (%)				10.00%
Sell price multiple (applied to exercise price)	2	2	2
Weighted average share price (in € per share)	€ 0.68	€ 1.08	€ 2.30
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assumed annual lapse rate of awards (%)		2.00%	2.00%
RSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assumed annual lapse rate of RSA (%)		10.00%	10.00%	5.00%
Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assumed annual lapse rate of RSA (%)		2.00%	2.00%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (%)		63.00%	63.00%	63.00%
Risk–free interest rate (%)				0.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (%)		64.00%	64.00%	69.00%
Risk–free interest rate (%)				0.47%